Property, plant and equipment - Summary of detailed information about property, plant and equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 4,643
Property, plant and equipment	12,498	€ 4,643
Depreciation	3,154	2,206	€ 1,358
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,524
Property, plant and equipment	4,275	1,524
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,922
Property, plant and equipment	6,248	1,922
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	377
Property, plant and equipment	798	377
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	820
Property, plant and equipment	1,177	820
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,187	9,510
Additions	3,147	1,973
Disposals	(637)	(382)
Arising on business combinations	7,720	650
Effects of movements in exchange rates	894	(564)
Property, plant and equipment	22,311	11,187	9,510
Gross carrying amount [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,847	3,527
Additions	860	156
Disposals	(8)	(25)
Arising on business combinations	2,252	255
Effects of movements in exchange rates	255	(66)
Property, plant and equipment	7,206	3,847	3,527
Gross carrying amount [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,606	4,811
Additions	1,808	1,231
Disposals	(496)	(246)
Arising on business combinations	4,805	159
Effects of movements in exchange rates	487	(349)
Property, plant and equipment	12,210	5,606	4,811
Gross carrying amount [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	506	432
Additions	236	147
Disposals	(92)	(69)
Arising on business combinations	358	95
Effects of movements in exchange rates	51	(99)
Property, plant and equipment	1,059	506	432
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,228	740
Additions	243	439
Disposals	(41)	(42)
Arising on business combinations	305	141
Effects of movements in exchange rates	101	(50)
Property, plant and equipment	1,836	1,228	740
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated Depreciation, Property, Plant, and Equipment	6,544	5,075
Depreciation	3,154	2,206
Disposals	(500)	(294)
Effects of movements in exchange rates	615	(443)
Accumulated Depreciation, Property, Plant, and Equipment	9,813	6,544	5,075
Accumulated impairment [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated Depreciation, Property, Plant, and Equipment	2,323	2,090
Depreciation	500	330
Disposals	(5)	(24)
Effects of movements in exchange rates	113	(73)
Accumulated Depreciation, Property, Plant, and Equipment	2,931	2,323	2,090
Accumulated impairment [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated Depreciation, Property, Plant, and Equipment	3,684	2,513
Depreciation	2,224	1,651
Disposals	(384)	(212)
Effects of movements in exchange rates	438	(268)
Accumulated Depreciation, Property, Plant, and Equipment	5,962	3,684	2,513
Accumulated impairment [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated Depreciation, Property, Plant, and Equipment	129	144
Depreciation	189	96
Disposals	(78)	(35)
Effects of movements in exchange rates	21	(76)
Accumulated Depreciation, Property, Plant, and Equipment	261	129	144
Accumulated impairment [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated Depreciation, Property, Plant, and Equipment	408	328
Depreciation	241	129
Disposals	(33)	(23)
Effects of movements in exchange rates	43	(26)
Accumulated Depreciation, Property, Plant, and Equipment	€ 659	€ 408	€ 328